InvestorAC Institutional And ClassR [Member] Expense Example - Investor A, C, Institutional and Class R - BLACKROCK ADVANTAGE GLOBAL FUND, INC.	Jun. 30, 2026 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 618
Expense Example, with Redemption, 3 Years	855
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	1,843
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	589
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	2,050
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,134
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	804
Expense Example, with Redemption, 10 Years	$ 1,796